Consolidated Statements of Income (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net revenue:
Dialysis Care Revenue	$ 2,811,244,000	$ 2,675,422,000	$ 5,553,179,000	$ 5,219,481,000
Valuation Allowances and Reserves, Adjustments	67,798,000	70,303,000	131,547,000	137,162,000
Net Dialysis care revenue	2,743,446,000	2,605,119,000	5,421,632,000	5,082,319,000
Dialysis Products Revenue	869,069,000	822,854,000	1,654,804,000	1,594,409,000
Net revenue	3,612,515,000	3,427,973,000	7,076,436,000	6,676,728,000
Costs of revenue:
Dialysis Care Cost of Revenue	2,057,342,000	1,913,947,000	4,041,566,000	3,745,073,000
Dialysis Products Cost of Revenue	396,800,000	387,152,000	766,979,000	735,272,000
Cost of revenues	2,454,142,000	2,301,099,000	4,808,545,000	4,480,345,000
Gross profit	1,158,373,000	1,126,874,000	2,267,891,000	2,196,383,000
Operating expenses:
Selling, general and administrative	595,356,000	539,616,000	1,187,070,000	1,092,448,000
Research and development	30,921,000	26,938,000	61,293,000	55,460,000
Income from equity method investees	(4,416,000)	(3,858,000)	(9,224,000)	(9,355,000)
Gain on the sale of dialysis clinics	7,727,000	24,647,000	8,800,000
Operating income	544,239,000	588,825,000	1,037,552,000	1,091,791,000
Other (income) expense:
Interest income	(6,653,000)	(12,496,000)	(17,242,000)	(32,802,000)
Interest expense	109,704,000	116,691,000	224,522,000	235,877,000
Investment gain	0	12,915,000	0	139,600,000
Income before income taxes	441,188,000	497,545,000	830,272,000	1,028,316,000
Income tax expense	143,613,000	172,241,000	272,614,000	309,318,000
Net Income	297,575,000	325,304,000	557,658,000	718,998,000
Less: Net income attributable to noncontrolling interests	35,051,000	35,967,000	69,635,000	59,163,000
Net Income attributable to the Company	262,524,000	289,337,000	488,023,000	659,835,000
Earning Per Share Diluted	$ 0.85	$ 0.94	$ 1.59	$ 2.15